Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of financial assets that are measured at fair value on a recurring basis
	Fair Value Measured as of June 30, 2022
	Level 1	Level 2	Level 3	Total
Investments held in Trust Account – money market funds	$160,239,964	$—	$—	$160,239,964
	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Investments held in Trust Account – money market funds	$160,022,447	$—	$—	$160,022,447

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Investments held in Trust Account – U.S. Treasury Securities	$160,022,447	$—	$—	$160,022,447
	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Investments held in Trust Account – U.S. Treasury Securities	$160,006,444	$—	$—	$160,006,444